CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands		Equity attributable to owners of parent	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2016		€ 51,449	€ 3,720	€ 75,827	€ (28,971)	€ 873	€ 87	€ 51,536
Loss for the period								(2,496)
Balance at the end at Mar. 31, 2017								49,055
Balance at the beginning at Dec. 31, 2016		51,449	3,720	75,827	(28,971)	873	87	51,536
Loss for the period								(5,226)
Balance at the end at Jun. 30, 2017								46,762
Balance at the beginning at Dec. 31, 2016		51,449	3,720	75,827	(28,971)	873	87	51,536
Loss for the period		(6,238)			(6,238)		(14)	(6,252)	[1],[2]
Net changes in fair value of available for sale financial assets		1				1		1
Foreign currency translation		396				396		396
Equity-settled share-based payment		254		254				254
Balance at the end at Sep. 30, 2017	[3]	45,862	3,720	76,081	(35,209)	1,270	73	45,935
Balance at the beginning at Dec. 31, 2016		51,449	3,720	75,827	(28,971)	873	87	51,536
Loss for the period								(8,554)
Balance at the end (Previously stated) at Dec. 31, 2017	[3]	43,818	3,720	76,227	(37,509)	1,380	71	43,889
Balance at the end (IFRS 15-Revenue from Contracts with Customers) at Dec. 31, 2017		(100)			(100)			(100)
Balance at the end (Initial application) at Dec. 31, 2017		43,655	3,720	76,227	(37,672)	1,380	71	43,726
Balance at the end (IFRS 9-Financial Instruments) at Dec. 31, 2017		(63)			(63)			(63)
Balance at the end at Dec. 31, 2017	[4]							43,889
Balance at the beginning at Mar. 31, 2017								49,055
Loss for the period								(2,730)
Balance at the end at Jun. 30, 2017								46,762
Loss for the period	[1]							(1,026)
Balance at the end at Sep. 30, 2017	[3]	45,862	3,720	76,081	(35,209)	1,270	73	45,935
Loss for the period								(2,302)
Balance at the end (Previously stated) at Dec. 31, 2017	[3]	43,818	3,720	76,227	(37,509)	1,380	71	43,889
Balance at the end (IFRS 15-Revenue from Contracts with Customers) at Dec. 31, 2017		(100)			(100)			(100)
Balance at the end (Initial application) at Dec. 31, 2017		43,655	3,720	76,227	(37,672)	1,380	71	43,726
Balance at the end (IFRS 9-Financial Instruments) at Dec. 31, 2017		(63)			(63)			(63)
Balance at the end at Dec. 31, 2017	[4]							43,889
Loss for the period								(1,716)
Balance at the end at Mar. 31, 2018								42,060
Balance at the beginning (Previously stated) at Dec. 31, 2017	[3]	43,818	3,720	76,227	(37,509)	1,380	71	43,889
Balance at the beginning (IFRS 15-Revenue from Contracts with Customers) at Dec. 31, 2017		(100)			(100)			(100)
Balance at the beginning (Initial application) at Dec. 31, 2017		43,655	3,720	76,227	(37,672)	1,380	71	43,726
Balance at the beginning (IFRS 9-Financial Instruments) at Dec. 31, 2017		(63)			(63)			(63)
Balance at the beginning at Dec. 31, 2017	[4]							43,889
Loss for the period								(4,667)
Balance at the end at Jun. 30, 2018								39,267
Balance at the beginning (Previously stated) at Dec. 31, 2017	[3]	43,818	3,720	76,227	(37,509)	1,380	71	43,889
Balance at the beginning (IFRS 15-Revenue from Contracts with Customers) at Dec. 31, 2017		(100)			(100)			(100)
Balance at the beginning (Initial application) at Dec. 31, 2017		43,655	3,720	76,227	(37,672)	1,380	71	43,726
Balance at the beginning (IFRS 9-Financial Instruments) at Dec. 31, 2017		(63)			(63)			(63)
Balance at the beginning at Dec. 31, 2017	[4]							43,889
Loss for the period | Previously stated								(8,327)
Loss for the period | IFRS 15-Revenue from Contracts with Customers								137
Loss for the period		(8,439)			(8,439)		(25)	(8,464)
Net changes in fair value of available for sale financial assets		(1)				(1)		(1)
Foreign currency translation		(108)				(108)		(108)
Equity-settled share-based payment		477		477				477
Balance at the end (Previously stated) at Sep. 30, 2018								35,857
Balance at the end (IFRS 15-Revenue from Contracts with Customers) at Sep. 30, 2018								227
Balance at the end at Sep. 30, 2018		35,584	3,720	76,704	(46,111)	1,271	46	35,630
Balance at the beginning at Mar. 31, 2018								42,060
Loss for the period								(2,949)
Balance at the end at Jun. 30, 2018								39,267
Loss for the period								(3,797)
Balance at the end (Previously stated) at Sep. 30, 2018								35,857
Balance at the end (IFRS 15-Revenue from Contracts with Customers) at Sep. 30, 2018								227
Balance at the end at Sep. 30, 2018		€ 35,584	€ 3,720	€ 76,704	€ (46,111)	€ 1,271	€ 46	€ 35,630

[1]	Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[2]	Comparative figures for the 9-month period ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[3]	Comparative figures for the 9-month period ended September 30, 2017 and for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[4]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.